Summarized Nonvested Shares Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Shares
Beginning Balance	817,000	460,000
Granted	190,668	372,000	460,000
Vested	(347,418)	(12,000)
Forfeited	(25,000)	(3,000)
Ending Balance	635,250	817,000	460,000
Nonvested stock vested and expected to vest at December 31, 2012	$ 925,868
Weighted average grant date fair value
Beginning Balance	$ 4.85	$ 4.56
Granted	$ 5.10	$ 5.19	$ 4.56
Vested	$ 4.96	$ 4.56
Forfeited	$ 4.37	$ 4.56
Ending Balance	$ 4.86	$ 4.85	$ 4.56
Nonvested stock vested and expected to vest at December 31, 2012	4.89
Aggregate instrinsic value
Nonvested stock		$ 1,999	$ 3,602	$ 2,268
Nonvested stock vested and expected to vest	$ 1,870